Property and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
Consist of the following (in thousands $):

	Artwork	Furniture and fixtures	Computer hardware and software	Leasehold improvements	Right of use assets	Total

Cost
At Dec. 31, 2018	7,040	2,321	2,613	3,077	—	15,051
Additions	—	107	—	2,117	7,182	9,406
Net exchange differences	312	99	93	138	302	944
At Dec. 31, 2019	7,352	2,527	2,706	5,332	7,484	25,401
Additions	—	279	153	254	2,435	3,121
Net exchange differences	167	70	71	135	322	765
At Dec. 31, 2020	7,519	2,876	2,930	5,721	10,241	29,287

Accumulated amortization
At Dec. 31, 2018	—	(2,288)	(2,099)	(1,621)	—	(6,008)
Depreciation charge for the year	—	(43)	(324)	(926)	(1,623)	(2,916)
Net exchange differences	—	(71)	(87)	(70)	(19)	(247)
At Dec. 31, 2019	—	(2,402)	(2,510)	(2,617)	(1,642)	(9,171)
Depreciation charge for the year	—	(68)	(205)	(970)	(1,940)	(3,183)
Net exchange differences	—	(26)	(59)	(133)	(104)	(322)
At Dec. 31, 2020	—	(2,496)	(2,774)	(3,720)	(3,686)	(12,676)

Net book value at:
Dec. 31, 2019	7,352	125	196	2,715	5,842	16,230
Dec. 31, 2020	7,519	380	156	2,001	6,555	16,611